Segment Reporting - Summary of Reportable Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reportable segments [line items]
Revenue	$ 65,098	$ 56,921	$ 38,924
Underlying EBITDA	40,634	35,073	19,870
Depreciation and amortisation	(5,683)	(5,084)	(4,667)
Impairment losses	(515)	(136)	(73)
Underlying EBIT	34,436	29,853	15,130
Exceptional items	(330)	(4,338)	(1,447)
Net finance costs	(969)	(1,223)	(858)
Profit before taxation	33,137	24,292	12,825
Capital expenditure (cash basis)	5,855	5,612	5,991
(Loss)/profit from equity accounted investments, related impairments and expenses	(19)	(915)	(508)
Investments accounted for using the equity method	1,420	1,742	2,585
Total assets	95,166	108,927	105,733
Total liabilities	46,400	53,322	53,558
Revenue [member]
Disclosure of reportable segments [line items]
Revenue	65,098	56,921	38,924
Operating segments [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	16,849	15,726	10,666
Underlying EBITDA	8,565	8,489	4,347
Depreciation and amortisation	(1,765)	(1,608)	(1,740)
Impairment losses	(470)	(72)	(17)
Underlying EBIT	6,330	6,809	2,590
Exceptional items	(81)	(144)	(1,228)
Capital expenditure (cash basis)	2,528	2,180	2,434
(Loss)/profit from equity accounted investments, related impairments and expenses	577	692	67
Investments accounted for using the equity method	1,415	1,482	1,558
Total assets	32,762	31,517	28,892
Total liabilities	5,342	4,589	3,535
Operating segments [member] | Copper [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	16,849	15,726	10,666
Operating segments [member] | Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	30,767	34,475	20,797
Underlying EBITDA	21,707	26,278	14,554
Depreciation and amortisation	(2,203)	(1,971)	(1,608)
Impairment losses	(33)	(13)	(22)
Underlying EBIT	19,471	24,294	12,924
Exceptional items	(648)	(1,319)	(614)
Capital expenditure (cash basis)	1,848	2,188	2,328
(Loss)/profit from equity accounted investments, related impairments and expenses	(595)	(1,126)	(508)
Total assets	24,613	26,171	23,841
Total liabilities	7,790	7,508	5,441
Operating segments [member] | Iron Ore [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	30,767	34,475	20,797
Operating segments [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	15,549	5,154	6,242
Underlying EBITDA	9,504	288	1,632
Depreciation and amortisation	(762)	(845)	(807)
Impairment losses	(9)	(20)	(14)
Underlying EBIT	8,733	(577)	811
Exceptional items	849	(1,567)	(18)
Capital expenditure (cash basis)	621	579	603
(Loss)/profit from equity accounted investments, related impairments and expenses		(480)	(68)
Investments accounted for using the equity method			776
Total assets	11,524	11,030	12,110
Total liabilities	3,874	3,518	2,601
Operating segments [member] | Coal [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	15,549	5,154	6,241
Operating segments [member] | Coal [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue			1
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,933	1,566	1,219
Underlying EBITDA	858	18	(663)
Depreciation and amortisation	(953)	(660)	(512)
Impairment losses	(3)	(31)	(20)
Underlying EBIT	(98)	(673)	(1,195)
Exceptional items	(450)	(1,308)	413
Capital expenditure (cash basis)	858	665	626
(Loss)/profit from equity accounted investments, related impairments and expenses	(1)	(1)	1
Investments accounted for using the equity method	5	260	251
Total assets	26,267	40,209	40,890
Total liabilities	29,394	37,707	41,981
Group and unallocated items/eliminations [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	$ 1,933	$ 1,566	1,220
Group and unallocated items/eliminations [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue			$ (1)